Cybersecurity Risk Management, Strategy, and Governance Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. Besides, we engage third-party service providers to conduct thorough due diligence of data compliance and assessments of our information system annually to fully protect our information, network, and data security. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include, but are not limited to, conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The nominating and corporate governance committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, on the management level, we have established a cybersecurity committee, which is consisted of four top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues. Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity committee will promptly report the investigation and assessment results to our nominating and corporate governance committee and our disclosure committee. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our nominating and corporate governance committee or board of directors, as appropriate, before it is disseminated to the public.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The nominating and corporate governance committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, on the management level, we have established a cybersecurity committee, which is consisted of four top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues. Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity committee will promptly report the investigation and assessment results to our nominating and corporate governance committee and our disclosure committee. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our nominating and corporate governance committee or board of directors, as appropriate, before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. Besides, we engage third-party service providers to conduct thorough due diligence of data compliance and assessments of our information system annually to fully protect our information, network, and data security. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include, but are not limited to, conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	we have established a cybersecurity committee, which is consisted of four top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our IT department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. Our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our cybersecurity committee will promptly report the investigation and assessment results to our nominating and corporate governance committee and our disclosure committee. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our nominating and corporate governance committee or board of directors, as appropriate, before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true